Note 5 - Trade Receivables - Trade Receivables (Details) - USD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017
Trade receivables	$ 30,111	$ 26,495
Less: Allowance for doubtful accounts	(1,319)	(1,094)
	$ 28,792	$ 25,401